Cover Page	3 Months Ended
Mar. 31, 2024
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	Lionsgate Studios Corp.
Entity Central Index Key	0002006191
Entity Filer Category	Large Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Address, Address Line One	250 Howe Street, 20th Floor
Entity Address, Address Line Two	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6C 3R8
City Area Code	877
Local Phone Number	848-3866
Entity Incorporation, State or Country Code	Z4
Entity Primary SIC Number	7812
Entity Tax Identification Number	00-0000000
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	2700 Colorado Avenue
Entity Address, City or Town	Santa Monica
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90404
City Area Code	877
Local Phone Number	848-3866
Contact Personnel Name	Bruce Tobey